UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002
                                               -------------------

Check here if Amendment [   ]; Amendment Number:
                                                --------------------
         This Amendment (Check only one.): [  ] is a restatement.
                                           [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Investor AB
Address:   Arsenalsgatan 8C, S-103, 32
           Stockholm, Sweden

Form 13F File Number:  28-03431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                   Mr. Michael Oporto                    Mr. Henry Gooss
Title:                  Attorney-in-Fact                      Attorney-in-Fact
Phone:                  (212) 515-9000                        (212) 515-9000

Signature, Place, and Date of Signing:

/s/  Michael Oporto          New York, New York             February 14, 2003
-------------------          -----------------------        -------------------
(Signature)                  (City, State)                  (Date)


/s/  Henry Gooss             New York, New York             February 14, 2003
-------------------          ------------------------       -------------------
(Signature)                  (City, State)                  (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F Summary Page


Report Summary:

Number of Other Included Managers:                                    4
                                                                     ----
Form 13F Information Table Entry Total:                               10
                                                                     ----
Form 13F Information Table Value Total:                            $110,576
                                                                   ----------
                                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.                   Form 13F File Number       Name
----                  --------------------       --------
1.                    Not Known                  Investor Trading AB
2.                    Not Known                  Investor Growth Capital Limited
3.                    Not Known                  Investor Group, LP
4.                    Not Known                  Duba AB



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

                                                           Investor AB
                                                            Form 13F
                                                 Quarter ended December 31, 2002

------------------------ -------- ----------- ---------- ------------ ----- ------ ------------ ----------- ------------------------
Name of Issuer           Title    CUSIP        Value        Shares/   Sh/   Put/   Invstmt      Other            Voting Authority
                         of                   (x$10.00)     Prn Amt   Prn   Call   Dscretn      Managers
                         Class                                                                                 Sole    Shared   None

------------------------ -------- ----------- ---------- ------------ ----- ------ ------------ ----------- ------------------------
------------------------ -------- ----------- ---------- ------------ ----- ------ ------------ ----------- --------- --------------
Amkor Technology Inc     COM      031652100       8,568    1,800,000  SH           Defined          2                1,800,000
------------------------ -------- ----------- ---------- ------------ ----- ------ ------------ ----------- --------- --------------
------------------------ -------- ----------- ---------- ------------ ----- ------ ------------ ----------- --------- --------------
Axcan Pharma Inc         COM      054923107      36,454    3,097,234  SH           Defined         2, 3              3,097,234
------------------------ -------- ----------- ---------- ------------ ----- ------ ------------ ----------- --------- --------------
------------------------ -------- ----------- ---------- ------------ ----- ------ ------------ ----------- --------- --------------
Edison Schools Inc       CL A     281033100          78       48,220  SH           Defined         3, 4                 48,220
------------------------ -------- ----------- ---------- ------------ ----- ------ ------------ ----------- --------- --------------
------------------------ -------- ----------- ---------- ------------ ----- ------ ------------ ----------- --------- --------------
EDT Learning INC         COM      26841E107         225      750,000  SH           Defined         2, 3                750,000
------------------------ -------- ----------- ---------- ------------ ----- ------ ------------ ----------- --------- --------------
------------------------ -------- ----------- ---------- ------------ ----- ------ ------------ ----------- --------- --------------
Esperion Therapeutics    COM      29664R106       1,121      157,700  SH           Sole                      157,700
Inc
------------------------ -------- ----------- ---------- ------------ ----- ------ ------------ ----------- --------- --------------
------------------------ -------- ----------- ---------- ------------ ----- ------ ------------ ----------- --------- --------------
Intrabiotics             COM      46116T100         906    3,125,000  SH           Defined         2, 3              3,125,000
Pharmaceuticals
------------------------ -------- ----------- ---------- ------------ ----- ------ ------------ ----------- --------- --------------
------------------------ -------- ----------- ---------- ------------ ----- ------ ------------ ----------- --------- --------------
Intuitive Surgical Inc   COM      46120E107      15,582    2,529,545  SH           Defined         2, 3              2,529,545
------------------------ -------- ----------- ---------- ------------ ----- ------ ------------ ----------- --------- --------------
------------------------ -------- ----------- ---------- ------------ ----- ------ ------------ ----------- --------- --------------
ISTA PHARMACEUTICALS     COM NEW  45031X204      10,776    3,421,051  SH           Defined         2, 3              3,421,051
INC
------------------------ -------- ----------- ---------- ------------ ----- ------ ------------ ----------- --------- --------------
------------------------ -------- ----------- ---------- ------------ ----- ------ ------------ ----------- --------- --------------
KYPHON INC               COM      501577100      36,647    4,291,248  SH           Defined         2, 3              4,291,248
------------------------ -------- ----------- ---------- ------------ ----- ------ ------------ ----------- --------- --------------
------------------------ -------- ----------- ---------- ------------ ----- ------ ------------ ----------- --------- --------------
Medtronic Inc            COM      585055106         219        4,792  SH           Defined         2, 3                  4,792
------------------------ -------- ----------- ---------- ------------ ----- ------ ------------ ----------- --------- --------------
------------------------ -------------------- ---------- --------- -----------------------------------------------------------------

REPORT SUMMARY           10 DATA RECORDS        110,576            4 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



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